Summary of Significant Accounting Policies - Trade and Other Receivables and Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 1,751,000	$ 1,051,000
Impairment loss	$ 0	$ 0